Segment Information - Segment (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Number of operating segments		2	2
Net revenues		$ 166,609	¥ 1,145,517	¥ 847,993	¥ 418,281
Cost of revenues		(59,764)	(410,908)	(314,121)	(147,157)
Gross profit		$ 106,845	¥ 734,609	¥ 533,872	¥ 271,124
Gross margin (as a percent)		64.10%	64.10%	63.00%	64.80%
Sales and marketing expenses	[1]	$ (106,353)	¥ (731,233)	¥ (657,065)	¥ (464,890)
Product development expenses		(26,907)	(185,000)	(223,202)	(152,709)
General and administrative expenses		(32,443)	(223,057)	(224,395)	(165,657)
Operating expenses		(165,703)	(1,139,290)	(1,104,662)	(783,256)
Loss from operations		(58,858)	(404,681)	(570,790)	(512,132)
One-on-one offerings
Net revenues		151,956	1,044,769	835,649	418,281
Cost of revenues		(49,877)	(342,927)	(293,763)	(147,157)
Gross profit		$ 102,079	¥ 701,842	¥ 541,886	¥ 271,124
Gross margin (as a percent)		67.20%	67.20%	64.80%	64.80%
Sales and marketing expenses		$ (94,147)	¥ (647,314)	¥ (619,966)	¥ (464,890)
Product development expenses		(20,251)	(139,240)	(202,129)	(152,709)
General and administrative expenses		(27,196)	(186,983)	(213,880)	(165,657)
Operating expenses		(141,594)	(973,537)	(1,035,975)	(783,256)
Loss from operations		(39,515)	(271,695)	(494,089)	¥ (512,132)
Small class offerings
Net revenues		14,653	100,748	12,344
Cost of revenues		(9,887)	(67,981)	(20,358)
Gross profit		$ 4,766	¥ 32,767	¥ (8,014)
Gross margin (as a percent)		32.50%	32.50%	(64.90%)
Sales and marketing expenses		$ (12,206)	¥ (83,919)	¥ (37,099)
Product development expenses		(6,656)	(45,760)	(21,073)
General and administrative expenses		(5,247)	(36,074)	(10,515)
Operating expenses		(24,109)	(165,753)	(68,687)
Loss from operations		$ (19,343)	¥ (132,986)	¥ (76,701)

[1]	Share-based compensation expenses were allocated to operating expenses as follows:Sales and marketing expenses (5,082) (4,612) (5,676) (826)Product development expenses (16,202) (9,039) (7,396) (1,076)General and administrative expenses (26,958) (21,418) (14,814) (2,155)